                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE  30, 2002
                                                 --------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------
     This Amendment (Check only one.):  [ ]    is a restatement.
                                        [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         BOURGEON CAPITAL MANAGEMENT, LLC
Address:      605 THIRD AVENUE
              19TH FLOOR
              NEW YORK, NY  10158


Form 13F File Number: 28-6175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JOHN A. ZARO, III
Title:        PRESIDENT
Phone:        212-476-9035

Signature, Place, and Date of Signing:
/S/ JOHN A. ZARO, III              NEW YORK, NEW YORK           JULY 26, 2002
----------------------             ------------------           -------------
      [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                 ---------

Form 13F Information Table Entry Total:                 77
                                                 ---------

Form 13F Information Table Value Total:          $  73,308
                                                 ---------
                                                (thousands)


List of Other Included Managers:                    NONE
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     FORM 13F INFORMATION TABLE - BOURGEON CAPITAL MANAGEMENT LLC (6/30/02)

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                         Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers    Sole  Shared  None
----------------------------  --------------  ---------  --------   -------   ---  ----  -------  --------    ----  ------  ----
ABBOTT LABS                   COM             002824100      454      12050   SH         Sole                12050
ADC TELECOMMUNICATIONS        COM             000886101      103      45000   SH         Sole                45000
AGERE SYS                     CL A            00845v100       84      60013   SH         Sole                60013
AGERE SYS                     CL B            00845v209       53      35343   SH         Sole                35343
AGILENT TECHNOLOGIES INC.     COM             00846U101      903      38172   SH         Sole                38172
ALCOA INC.                    COM             013817101      652      19672   SH         Sole                19672
AMCOL INTL CORP               COM             02341w103      216      31600   SH         Sole                31600
AMERICAN EXPRESS CO           COM             025816109      614      16900   SH         Sole                16900
AMERICAN INTL GROUP INC       COM             026874107     3234      47396   SH         Sole                47396
AMGEN INC                     COM             031162100      616      14700   SH         Sole                14700
ANHEUSER BUSCH COS INC        COM             035229103     1575      31500   SH         Sole                31500
AOL TIME WARNER INC           COM             00184A105     1655     112500   SH         Sole               112500
AT&T CORP                     COM             001957109     1170     109337   SH         Sole               109337
AUTOMATIC DATA PROCESSING IN  COM             053015103      631      14500   SH         Sole                14500
AVAYA INC.                    COM             053499109      973     196565   SH         Sole               196565
BEA SYS INC                   COM             073325102      469      49266   SH         Sole                49266
BERKSHIRE HATHAWAY INC DEL    CL B            084670207     2263       1013   SH         Sole                 1013
BP PLC                        SPON ADR        055622104     3154      62462   SH         Sole                62462
BRISTOL MYERS SQUIBB CO       COM             110122108     1939      75452   SH         Sole                75452
CHEVRONTEXACO CORP            COM             166764100      268       3026   SH         Sole                 3026
CISCO SYS INC                 COM             17275R102      469      33629   SH         Sole                33629
CITIGROUP INC                 COM             172967101     1679      43337   SH         Sole                43337
COCA COLA CO                  COM             191216100     2000      35718   SH         Sole                35718
COLGATE PALMOLIVE CO          COM             194162103      325       6500   SH         Sole                 6500
COMCAST CORP                  CL A SPL        200300200      781      32750   SH         Sole                32750
COX COMMUNICATIONS INC        CL A            224044107      276      10000   SH         Sole                10000
CROWN CORK & SEAL INC NEW     COM             228255105       69      10000   SH         Sole                10000
DIAMONDS TR                   UNIT SER 1      252787106      463       5000   SH         Sole                 5000
DOW CHEM CO                   COM             260543103      590      17150   SH         Sole                17150
DU PONT E I DE NEMOURS & CO.  COM             263534109     1772      39900   SH         Sole                39900
EBAY INC                      COM             278642103      216       3500   SH         Sole                 3500
ESSENTIAL THERAPEUTICS INC    COM             29669a108       41      24000   SH         Sole                24000

EXXON MOBIL CORP.             COM             30231G102     3063      74849   SH         Sole                74849
FOOT LOCKER INC.              COM             344849104      217      15000   SH         Sole                15000
FOX ENTMT GROUP INC           CL A            35138T107     1085      49900   SH         Sole                49900
GENENTECH INC                 COM NEW         368710406      982      29300   SH         Sole                29300
GENERAL ELEC CO               COM             369604103     2494      85861   SH         Sole                85861
GENERAL MTRS CORP             CL H NEW        370442832      909      87450   SH         Sole                87450
GILEAD SCIENCES INC           COM             375558103      427      13000   SH         Sole                13000
HEWLETT PACKARD CO            COM             428236103      410      26800   SH         Sole                26800
HOME DEPOT INC                COM             437076102     1298      35350   SH         Sole                35350
INTEL CORP                    COM             458140100     1233      67486   SH         Sole                67486
INTERNATIONAL BUSINESS MACHS  COM             459200101     1631      22656   SH         Sole                22656
INTL PAPER CO                 COM             460146103      231       5300   SH         Sole                 5300
INTUIT                        COM             461202103      355       7150   SH         Sole                 7150
SMUCKER JM CO.                COM NEW         832696405      338       9891   SH         Sole                 9891
JOHNSON & JOHNSON             COM             478160104     1415      27068   SH         Sole                27068
JP MORGAN CHASE & CO.         COM             46625H100     2288      67440   SH         Sole                67440
KERR-MCGEE CORP               COM             492386107      268       5000   SH         Sole                 5000
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW   500472303     1222      44283   SH         Sole                44283
KRAFT FOODS INC               CL A            50075N104     1016      24800   SH         Sole                24800
LIBERTY MEDIA CORP NEW        COM SER A       530718105     2189     218888   SH         Sole               218888
MANOR CARE INC. NEW           COM             564055101      754      32800   SH         Sole                32800
MERCK & CO INC                COM             589331107      379       7482   SH         Sole                 7482
MERRILL LYNCH & CO INC        COM             590188108      203       5000   SH         Sole                 5000
MICROSOFT CORP                COM             594918104     1728      31593   SH         Sole                31593
MILLENNIUM CHEMICALS INC      COM             599903101      141      10000   SH         Sole                10000
MILLENNIUM PHARMACEUTICALS I  COM             599902103      200      16500   SH         Sole                16500
MOTOROLA INC.                 COM             620076109      400      27450   SH         Sole                27450
NAVIGANT CONSULTING INC       COM             63935n107      105      15000   SH         Sole                15000
NEWMONT MINING CORP.          COM             651639106      527      20000   SH         Sole                20000
NORFOLK SOUTHERN CORP         COM             655844108      292      12500   SH         Sole                12500
PFIZER INC                    COM             717081103     1043      29788   SH         Sole                29788
PROCTER & GAMBLE CO           COM             742718109     1703      19070   SH         Sole                19070
QWEST COMMUNICATIONS INTL IN  COM             749121109       67      24000   SH         Sole                24000
READERS DIGEST ASSN INC.      CL A NON VTG    755267101     1866      99650   SH         Sole                99650
ROYAL DUTCH PETE CO           NY REG GIDI.25  780257804     2521      45620   SH         Sole                45620
RYDER SYS INC.                COM             783549108      271      10000   SH         Sole                10000
SAFEWAY INC                   COM NEW         786514208     1239      42450   SH         Sole                42450
SBC COMMUNICATIONS INC        COM             78387G103     1954      64073   SH         Sole                64073
SCHERING PLOUGH CORP          COM             806605101     1828      74300   SH         Sole                74300
SMART & FINAL INC             COM             831683107      101      13000   SH         Sole                13000

TEXAS INSTRS INC              COM             882508104      356      15000   SH         Sole                15000
TRAVELERS PPTY CAS CORP NEW   CL A            89420G109      788      44500   SH         Sole                44500
VERIZON COMMUNICATIONS        COM             92343v104      341       8502   SH         Sole                 8502
VODAFONE GROUP PLC NEW        SPON. ADR       92857w100      164      12000   SH         Sole                12000
WYETH                         COM             983024100     1559      30440   SH         Sole                30440